Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2011
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information
Note 12 - Supplementary Financial Statement Information:

A.     Balance Sheets:

          1.          Trade Accounts Receivables:

	December 31,
	2011	2010
	(in thousands)

Trade accounts receivable	$7,766	$16,642
Less allowance for doubtful accounts	(91)	(59)
	$7,675	$16,583

For the years ended December 31, 2011, 2010 and 2009 the Company charged expenses for doubtful accounts amounted to $3,773 $2,088 and $907 thousand , respectively.

For the years ended December 31, 2011, 2010 and 2009 the Company deducted from the allowance (bad debts) $3,741, $2,351 and $898 thousand, respectively.

          2.         Other Current Assets:

	December 31,
	2011	2010
	(in thousands)

Prepaid expenses	$420	$765
Short-term lease deposits	37	108
Government departments and agencies	584	558
Interest and other income receivable	-	11
Deferred taxes	-	895
	$1,041	$2,337

          3.         Accounts Payable and Accruals - Other:

	December 31,
	2011	2010
	(in thousands)

Government departments and agencies	$185	$933
Employees and wage-related liabilities	2,482	3,905
Liability with respect to previous acquisitions	-	1,483
Accrued expenses and other current liabilities	605	283
	$3,272	$6,604

          4.         The Company's Long-lived Assets are as Follows:

	December 31,
	2011	2010
	(in thousands)

Israel	$1,917	$3,926
U.S.A.	629	2,211
Europe and other	383	832
	$2,929	$6,969

Long-lived assets information is based on the physical location of the assets at the end of each of the fiscal years. It is comprised from the Company's property and equipment and Technology intangible asset. The Company does not identify or allocate goodwill by geographic areas.

B.      Statements of Operations:

         1.          Geographic Areas Information:

Sales: Classified by Geographic Areas:

The Company adopted FASB ASC Topic 280, "segment reporting". The Company operates in one operating segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of end customers.

The following present total revenues for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
	(in thousands)

Europe (other than Denmark)	$9,595	$18,106	$26,091
North America	8,890	14,432	27,897
Denmark	2,402	8,998	9,975
Israel	3,153	3,686	2,056
Other	3,123	2, 127	3,495
	$27,163	$47,349	$69,514

          2.         Principal Customers:

There was one customer that represented over 15.9% of the Company's total revenues in 2010 .There were no customers that represented more than 10% of total revenues for the fiscal years 2011 or 2009.  There were no customers that represented more than 10% of total trade receivables at December 31, 2011 and 2010.

  3.         Financial Expenses, Net:

	Year ended December 31,
	2011	2010	2009
	(in thousands)

Interest income	$24	$16	$113
Foreign currency translation adjustments (see Note 1A3)	160	(765)	99
Interest expense	(1,098)	(1,301)	(1,576)
Derivative financial instruments and realized gain on marketable securities	(316)	(392)	(973)
Change in fair value of warrants and discount amortization	45	1,574	1,514
	$(1,183)	$(868)	$(823)

C.      Earnings per Share:

Basic and diluted earnings per share ("EPS") were computed based on the average number of shares outstanding during each year. No effect was given to potential instruments such as: share options unvested, RSU's and warrants since their inclusion would be anti-dilutive.

The following table sets forth the computation of basic and diluted net earnings per share attributable to Bluephoenix:

	Year ended December 31,
	2011	2010	2009
	(in thousands)
1. Numerator:
Amount for basic and diluted loss per share	$(32,376)	$(38,204)	$(15,570)

2. * Denominator:
Denominator for basic net loss per share - weighted average of shares	6,158,227	5,889,013	5,375,081

Effect of dilutive securities	-	-	-

Denominator for diluted net earnings per share - weighted average shares and assuming dilution	6,158,227	5,889,013	5,375,081

Basic and diluted loss per share attributed to Bluephoenix Shareholders	$(5.25)	$(6.48)	$(2.90)

*   Giving retrospective effect to the reserve split see Note 10A1